Shareholder Report	12 Months Ended	13 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
Entity Central Index Key	0000793347
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000245159
Shareholder Report [Line Items]
Fund Name	Capital Appreciation and Income Fund
Class Name	Investor Class
Trading Symbol	PRCFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - Investor Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Domestic taxable investment-grade bonds produced positive returns in 2024.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by an underweight allocation to the materials sector, which was the lone sector in the S&P 500 Index that did not advance in 2024, also contributed to relative results. Stock choices in the financials sector also contributed to relative performance, driven by favorable positions in Fiserv and JPMorgan Chase, both of which advanced strongly and outpaced sector peers.

  On the negative side, security selection in the information technology sector detracted from relative results, driven primarily by an average underweight allocation to NVIDIA. An overweight allocation to health care also detracted from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (Investor Class)	9.04%	11.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	4.35
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	10.29	13.50

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 219,671,000	$ 219,671,000
Holdings Count | Holding	215	215
Advisory Fees Paid, Amount	$ 332,000
InvestmentCompanyPortfolioTurnover	36.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$219,671 Number of Portfolio Holdings215
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	41.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.0
Corporate Bonds	16.0
Bank Loans	15.3
Preferred Stocks	0.3
Options Written	0.0
Short-Term and Other	7.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Microsoft	3.3
Apple	2.6
Yum! Brands	2.6
Applied Systems	2.1
Hilton Domestic Operating	2.1
Alphabet	1.9
Amazon.com	1.8
HUB International	1.8
NVIDIA	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000245160
Shareholder Report [Line Items]
Fund Name	Capital Appreciation and Income Fund
Class Name	I Class
Trading Symbol	PRCHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - I Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Domestic taxable investment-grade bonds produced positive returns in 2024.

  Versus the fund’s custom benchmark (60% Bloomberg U.S. Aggregate Bond Index, 40% S&P 500 Index), relative results were supported by an underweight allocation to the materials sector, which was the lone sector in the S&P 500 Index that did not advance in 2024, also contributed to relative results. Stock choices in the financials sector also contributed to relative performance, driven by favorable positions in Fiserv and JPMorgan Chase, both of which advanced strongly and outpaced sector peers.

  On the negative side, security selection in the information technology sector detracted from relative results, driven primarily by an average underweight allocation to NVIDIA. An overweight allocation to health care also detracted from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors.

  The fund seeks total return through a combination of income and capital appreciation, investing primarily in fixed income and other debt instruments, as well as common and preferred stocks, typically of large U.S. companies. Notable changes in positioning during the period included adding to positions in information technology and health care.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/29/23
Capital Appreciation and Income Fund (I Class)	9.21%	11.59%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	4.35
60% Bloomberg US Agg Index + 40% S&P 500 Index (Strategy Benchmark)	10.29	13.50

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 219,671,000	$ 219,671,000
Holdings Count | Holding	215	215
Advisory Fees Paid, Amount	$ 332,000
InvestmentCompanyPortfolioTurnover	36.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$219,671 Number of Portfolio Holdings215
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	41.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	20.0
Corporate Bonds	16.0
Bank Loans	15.3
Preferred Stocks	0.3
Options Written	0.0
Short-Term and Other	7.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Microsoft	3.3
Apple	2.6
Yum! Brands	2.6
Applied Systems	2.1
Hilton Domestic Operating	2.1
Alphabet	1.9
Amazon.com	1.8
HUB International	1.8
NVIDIA	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless